Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense And Other Assets Current [Abstract]
Prepaid deposits for inventory and molds		$ 2,138	$ 10,916
Prepaid royalties, net		5,465	6,391
Other prepaid expenses and current assets		4,301	4,420
Prepaid expenses and other current assets	$ 16,935	$ 11,904	$ 21,727